SHAREHOLDERS' EQUITY (Schedule of Warrants Outstanding and Exercisable) (Details) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Warrants outstanding	25,574	[1]
Weighted average remaining contractual life (years)	1 year 2 months 27 days
$ 10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 10.00
Exercise Price, maximum	$ 10.00
Warrants outstanding	5,000	[1]
Weighted average remaining contractual life (years)	2 years 7 months 2 days
$ 16.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 16.00
Exercise Price, maximum	$ 16.00
Warrants outstanding	17,274	[1]
Weighted average remaining contractual life (years)	1 year 1 month 2 days
$ 20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 20.00
Exercise Price, maximum	$ 20.00
Warrants outstanding	3,300	[1]
Weighted average remaining contractual life (years)	0 years

[1]	All warrants are exercisable as of December 31, 2013